Income Taxes, Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
U.S. federal	$ 5,060	$ 3,697	$ 2,883
U.S. state and local	231	268	(453)
Non-U.S.	420	345	227
Total current	5,711	4,310	2,657
Deferred:
U.S. federal	(1,670)	(737)	(662)
U.S. State and local	(157)	(131)	586
Non-U.S.	(43)	(43)	26
Total deferred	(1,870)	(911)	(50)
Income tax expense (benefit)	$ 3,841	$ 3,399	$ 2,607